Average Annual Total Returns	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund MSCI Emerging Markets Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Calvert Emerging Markets Responsible Index Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A Inception Date	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Life of Fund	Prospectus #1 Calvert Emerging Markets Advancement Fund Class I Inception Date	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index One Year	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund MSCI Emerging Markets Index Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class C Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class I Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 One Year	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Five Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Ten Years	Prospectus #1 Calvert Emerging Markets Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index One Year	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Five Years	Prospectus #1 Calvert International Equity Fund MSCI EAFE Index Ten Years	Prospectus #1 Calvert International Equity Fund Class A One Year	Prospectus #1 Calvert International Equity Fund Class A Five Years	Prospectus #1 Calvert International Equity Fund Class A Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Equity Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Equity Fund Class C One Year	Prospectus #1 Calvert International Equity Fund Class C Five Years	Prospectus #1 Calvert International Equity Fund Class C Ten Years	Prospectus #1 Calvert International Equity Fund Class I One Year	Prospectus #1 Calvert International Equity Fund Class I Five Years	Prospectus #1 Calvert International Equity Fund Class I Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 One Year	Prospectus #1 Calvert International Equity Fund Class R6 Five Years	Prospectus #1 Calvert International Equity Fund Class R6 Ten Years	Prospectus #1 Calvert International Equity Fund Class R6 Inception Date	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index One Year	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Five Years	Prospectus #1 Calvert International Opportunities Fund MSCI EAFE SMID Cap Index Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A One Year	Prospectus #1 Calvert International Opportunities Fund Class A Five Years	Prospectus #1 Calvert International Opportunities Fund Class A Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert International Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert International Opportunities Fund Class C One Year	Prospectus #1 Calvert International Opportunities Fund Class C Five Years	Prospectus #1 Calvert International Opportunities Fund Class C Ten Years	Prospectus #1 Calvert International Opportunities Fund Class I One Year	Prospectus #1 Calvert International Opportunities Fund Class I Five Years	Prospectus #1 Calvert International Opportunities Fund Class I Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 One Year	Prospectus #1 Calvert International Opportunities Fund Class R6 Five Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Ten Years	Prospectus #1 Calvert International Opportunities Fund Class R6 Inception Date	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index One Year	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Five Years	Prospectus #2 Calvert Mid-Cap Fund Russell Midcap® Index Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A One Year	Prospectus #2 Calvert Mid-Cap Fund Class A Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Mid-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class C One Year	Prospectus #2 Calvert Mid-Cap Fund Class C Five Years	Prospectus #2 Calvert Mid-Cap Fund Class C Ten Years	Prospectus #2 Calvert Mid-Cap Fund Class I One Year	Prospectus #2 Calvert Mid-Cap Fund Class I Five Years	Prospectus #2 Calvert Mid-Cap Fund Class I Ten Years
Total	9.83%	3.01%	12.09%	3.96%	5.53%	3.04%	Oct. 01, 2019	4.65%	2.20%	3.64%	2.24%	11.58%	4.59%	Oct. 01, 2019	9.83%	3.68%	2.66%	(0.98%)	1.48%	2.42%	(0.73%)	1.73%	2.43%	(0.04%)	1.51%	2.09%	2.66%	1.81%	2.32%	4.73%	2.83%	3.28%	4.80%	2.92%	3.31%	Feb. 01, 2018	18.24%	8.16%	4.28%	9.30%	8.75%	3.79%	9.24%	8.20%	3.46%	5.80%	6.91%	3.03%	13.41%	9.09%	3.70%	15.56%	10.19%	4.72%	15.64%	10.24%	4.75%	Mar. 07, 2019	15.05%	6.53%	4.52%	6.79%	4.89%	3.83%	6.56%	4.54%	2.95%	4.42%	4.02%	2.94%	10.80%	5.20%	3.72%	12.92%	6.27%	4.72%	13.08%	6.35%	4.76%	Feb. 01, 2019	17.23%	12.67%	9.42%	5.56%	7.23%	5.24%	5.56%	6.43%	3.71%	3.29%	5.82%	3.83%	9.63%	7.60%	5.17%	11.72%	8.67%	6.19%